Note 16 - Transactions With Executive Officers and Directors	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

Note 16 - Transactions with Executive Officers and Directors

Certain directors and executive officers of the Company, their families and their affiliates are customers of the Bank. Any transactions with such parties, including loans and commitments, are in the ordinary course of business at normal terms, including interest rate and collateralization, prevailing at the time and do not represent more than normal risks of collectability. None of these individuals were indebted to the Company for loans at December 31, 2025 and 2024, respectively.